Financial Risks - Summary of Amortized Cost and Fair Value of Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Unrealized losses	€ 493	€ 1,297
Total fair value	7,119	5,142
Debt securities and money market instruments Americas Netherland and United Kingdom [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	74,672	95,806
Unrealized gains	6,665	7,739
Unrealized losses	(464)	(1,217)
Total fair value	80,873	102,329
Fair value of instruments with unrealized gains	68,385	81,335
Fair value of instruments with unrealized losses	12,488	20,993
Debt securities and money market instruments [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	81,130	102,298
Unrealized gains	7,043	8,035
Unrealized losses	(493)	(1,297)
Total fair value	87,681	109,036
Fair value of instruments with unrealized gains	73,822	85,599
Fair value of instruments with unrealized losses	13,858	23,436
Debt securities and money market instruments [member] | United States government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	8,011	11,452
Unrealized gains	936	882
Unrealized losses	(101)	(343)
Total fair value	8,846	11,990
Fair value of instruments with unrealized gains	6,805	7,012
Fair value of instruments with unrealized losses	2,041	4,979
Debt securities and money market instruments [member] | Dutch government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	4,799	4,164
Unrealized gains	992	1,215
Unrealized losses	(11)	(5)
Total fair value	5,781	5,374
Fair value of instruments with unrealized gains	4,885	5,286
Fair value of instruments with unrealized losses	896	87
Debt securities and money market instruments [member] | Other government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	11,746	11,788
Unrealized gains	838	1,096
Unrealized losses	(17)	(20)
Total fair value	12,568	12,865
Fair value of instruments with unrealized gains	11,501	12,278
Fair value of instruments with unrealized losses	1,067	586
Debt securities and money market instruments [member] | Mortgage backed securities [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	7,326	10,099
Unrealized gains	424	453
Unrealized losses	(56)	(156)
Total fair value	7,694	10,396
Fair value of instruments with unrealized gains	5,569	6,543
Fair value of instruments with unrealized losses	2,126	3,853
Debt securities and money market instruments [member] | Asset backed securities [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	4,624	6,568
Unrealized gains	92	88
Unrealized losses	(17)	(64)
Total fair value	4,698	6,592
Fair value of instruments with unrealized gains	3,878	4,192
Fair value of instruments with unrealized losses	820	2,399
Debt securities and money market instruments [member] | Corporate [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	37,168	50,431
Unrealized gains	3,663	4,073
Unrealized losses	(218)	(668)
Total fair value	40,613	53,837
Fair value of instruments with unrealized gains	34,945	42,361
Fair value of instruments with unrealized losses	5,668	11,476
Debt securities and money market instruments [member] | Money market investments [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	6,690	6,776
Total fair value	6,690	6,776
Fair value of instruments with unrealized gains	5,642	6,758
Fair value of instruments with unrealized losses	1,048	18
Debt securities and money market instruments [member] | Other [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	765	1,019
Unrealized gains	98	228
Unrealized losses	(73)	(41)
Total fair value	791	1,206
Fair value of instruments with unrealized gains	597	1,168
Fair value of instruments with unrealized losses	€ 193	€ 38